Employee benefits (Details 9) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	₨ 13	₨ 12	₨ 13
Interest on net defined benefit liability	15	13	12
Total cost recognized in income statement	₨ 28	₨ 25	₨ 25